Long-Term Investments (Details) - Schedule of Long-Term Investment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Term Investment [Line Items]
Non-marketable Cost Method Investments, net	$ 810,977	$ 847,252	$ 842,070
Equity Method Investments, net	2,474,514	2,527,740	842,070
Braingenesis Biotechnology Co., Ltd. [Member]
Schedule of Long-Term Investment [Line Items]
Non-marketable Cost Method Investments, net	6,904	7,213	7,169
Genepharm Biotech Corporation [Member]
Schedule of Long-Term Investment [Line Items]
Non-marketable Cost Method Investments, net	21,078	22,021	21,887
BioHopeKing Corporation [Member]
Schedule of Long-Term Investment [Line Items]
Non-marketable Cost Method Investments, net	782,995	818,018	813,014
BioFirst Corporation [Member]
Schedule of Long-Term Investment [Line Items]
Equity Method Investments, net	1,663,537	1,680,488
Rgene Corporation [Member]
Schedule of Long-Term Investment [Line Items]
Equity Method Investments, net